UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Mid-Cap Core Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to October 31, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2007

■  CREDIT SUISSE
  LARGE CAP GROWTH FUND

■  CREDIT SUISSE
  MID-CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the revelant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and Fund holdings described in this document are as of October 31, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report
October 31, 2007 (unaudited)

November 30, 2007

Dear Shareholder:

Performance Summary
11/01/06 – 10/31/07

Fund & Benchmark	Performance
Common Class[1]	16.78%
Advisor Class[1]	16.18%
Class A1,2	16.45%
Class B1,2	15.56%
Class C1,2	15.56%
Russell 1000® Growth Index[3]	19.23%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Solid economic growth despite weak housing

In the 12-month period ended October 31, 2007, U.S. stock markets gained with the benchmark Russell 1000 Growth Index returning 19.23%, and the bellwether S&P 500 Index posting a 14.6% total return. Eight of ten economic sectors in the large cap S&P 500 Index advanced during the period.

Rising global demand and elevated commodity prices buoyed the energy, materials and information technology sectors to post the highest returns of 36.2%, 31.1%, and 26.1%, respectively. The greatest laggards in the large-cap space were the financials (-5.1%) and consumer discretionary (-1.2%) sectors, both of which were negatively impacted by higher interest rates versus the prior year and a marked slowdown in the housing market.

The U.S. housing sector has weakened significantly in 2007 as mortgage providers tighten their lending standards. Existing home sales fell 8% in September to an annualized rate of 5.04 million, the fewest since recordkeeping began in 1999, according to the National Association of Realtors. Home prices in 20 U.S. metropolitan areas slumped in August 2007 by the greatest amount in at least six years. Values dropped 4.4% in the 12 months ended in August — an eighth consecutive decline — according to the S&P/Case-Shiller home-price index, which has data back to 2001.

The aggressive lending environment over the past few years has led to a rise in mortgage defaults. There were 635,159 foreclosure filings in the third quarter — double from a year earlier — including default notices, auction notices, and bank repossessions, according to RealtyTrac Inc.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

The U.S. Federal Reserve held its benchmark rate at 5.25% from June 2006 until September 2007 while identifying inflation risks as a major concern for the overall economy. However, more recently sentiment has shifted in response to the mortgage-debt driven liquidity crisis this summer. As a result, in September, the Fed cut its target for the federal funds rate by 50 basis points to 4.75%, marking the first cut in four years. Then in October, the Fed further cut its target rate by 25 basis points to 4.5% as it seeks to prevent some of the adverse effects on the overall economy from the depressed housing market and tighter consumer and corporate lending conditions.

Despite the housing sector slowdown, the economy grew at a solid 3.9% annual rate in July to September of 2007, up from 3.8% in the previous three months. Additionally, inflation appears to be well contained with the core Personal Consumption Expenditures (PCE) deflator for September 2007 up 0.2%. The year-over-year increase was unchanged from the August level of 1.8%, but it has been trending steadily lower from 2.5% in February of this year.

So far in 2007, the labor market has shown some signs of weakening. Non-farm payrolls rose 1,254,000 in the first ten months of the year versus gains of 1,841,000 for the same period in 2006. The household unemployment rate measured 4.7% in October, up modestly from a low of 4.4% in March 2007.

The Reuters/University of Michigan consumer confidence index dropped to 80.9 in October — the lowest level since May 2006 — from 83.4 in September. The measure is trailing the 89.6 average for the first half of the year and is also lower than year-earlier readings.

The Chicago Board Options Exchange Volatility Index (VIX), a measure of expected stock market volatility, reached a five-year low in January 2007. However, market conditions changed rapidly in mid-2007 and the VIX reached a four-year high in August 2007 amid the turmoil in U.S. sub-prime mortgage and commercial paper markets.

The U.S. dollar declined against a broad index of world currencies. And, crude oil rose to a record $95.28 a barrel on October 31, 2007, adding to economic concerns.

Strategic Review and Market Outlook: Economic expansion expected to slow

The leading contributions to performance relative to the benchmark came from stock selection in consumer staples, materials, and consumer discretionary. The largest detractors to performance relative to the benchmark came primarily from stock selection within the information technology, healthcare, and financials groups.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

At the end of the period, the portfolio's largest overweights were in the information technology (+1.64%) and energy (+0.57%) sectors, while the largest underweights were in the materials (-1.39%) and industrials (-0.85%) sectors.

The Federal Reserve expects that the pace of economic expansion will likely slow in the near term, partly reflecting the intensification of the housing correction. Additionally, while readings on core inflation have improved modestly this year, the Fed expects that recent increases in energy and commodity prices, among other factors, may put renewed upward pressure on inflation.

The Federal Open Market Committee is scheduled to meet next in December 2007 to discuss interest rates. Based on interest-rate futures as of November 7, 2007, traders are expecting the Fed to cut its target rate by an additional 25 basis points in December.

Leading indicators point to the U.S. housing markets potentially remaining depressed through early 2008. And, the consensus does not expect the pace of mergers and acquisitions to reach the level seen in the first half of 2007, as the availability of debt financing has tightened considerably. Further, expectations for U.S. stock market volatility are for above average stock swings.

Given the U.S. economy's current position toward the tail end of a growth cycle, we believe growth stocks could continue to outperform their value counterparts in 2008. We expect companies with solid growth prospects and strong operating results momentum will lead the market, and believe that companies fitting attractive valuation profiles will make a moderate comeback in the coming quarters. From a sector perspective, we are favorable toward the healthcare, energy, commercial services, and consumer staples groups. Conversely, the unsettled credit market and risks of further impact from mortgage losses leads us to underweight financial and consumer discretionary industries.

Credit Suisse Quantitative Strategies Team

Joseph Cherian
William Weng
Todd Jablonski
Eric Leng

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Growth Fund1 Common Class shares, Advisor
Class shares and the Russell 1000® Growth Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Growth Fund1 Class A, B, C shares2 and the
Russell 1000® Growth Index3,6 from Inception (11/30/01).

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Average Annual Returns as of September 30, 2007

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	15.25%	11.20%	4.20%	9.25%
Advisor Class[5]	14.60%	10.63%	3.68%	8.87%
Class A Without Sales Charge	14.95%	10.93%	—	1.58%
Class A With Maximum Sales Charge	8.36%	9.62%	—	0.56%
Class B Without CDSC	14.03%	10.09%	—	0.82%
Class B With CDSC	10.03%	10.09%	—	0.82%
Class C Without CDSC	13.48%	10.09%	—	0.82%
Class C With CDSC	12.48%	10.09%	—	0.82%

Average Annual Returns as of October 31, 2007

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	16.78%	10.17%	4.84%	9.37%
Advisor Class[5]	16.18%	9.61%	4.32%	9.02%
Class A Without Sales Charge	16.45%	9.89%	—	2.06%
Class A With Maximum Sales Charge	9.75%	8.60%	—	1.05%
Class B Without CDSC	15.56%	9.07%	—	1.30%
Class B With CDSC	11.56%	9.07%	—	1.30%
Class C Without CDSC	15.56%	9.07%	—	1.30%
Class C With CDSC	14.56%	9.07%	—	1.30%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 9.75%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 11.56%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 14.56%.

3  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4  Inception Date: 8/17/87.

5  Inception Date: 4/4/91.

6  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2007

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$1,075.70	$1,073.10	$1,074.00	$1,069.80	$1,070.40
Expenses Paid per $1,000*	$4.87	$7.47	$6.12	$10.12	$10.02
Hypothetical 5% Fund Return
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$1,020.52	$1,018.00	$1,019.31	$1,015.43	$1,015.53
Expenses Paid per $1,000*	$4.74	$7.27	$5.96	$9.86	$9.75
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.93%	1.43%	1.17%	1.94%	1.92%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report
October 31, 2007 (unaudited)

November 30, 2007

Dear Shareholder:

Performance Summary
11/01/06 – 10/31/07

Fund & Benchmark	Performance
Common Class[1]	18.16%
Advisor Class[1]	17.56%
Class A1,2	17.90%
Class B1,2	16.95%
Class C1,2	17.10%
S&P MidCap 400® Index[3]	17.02%
Russell 2500TM Growth Index[3]	20.36%
Russell Midcap® Growth Index[4]	19.72%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Solid economic growth despite weak housing

In the 12-month period ended October 31, 2007, U.S. stock markets gained with the benchmark S&P 400 Midcap Index returning 17.0% and outperforming the S&P 500 Index's 14.6% total return. Eight of ten economic sectors in the large cap S&P 500 Index advanced during the period.

Rising global demand and elevated commodity prices buoyed the energy, materials and information technology sectors to post the highest returns of 36.2%, 31.1%, and 26.1%, respectively. The greatest laggards in the large-cap space were the financials (-5.1%) and consumer discretionary (-1.2%) sectors, both of which were negatively impacted by higher interest rates versus the prior year and a marked slowdown in the housing market.

The U.S. housing sector has weakened significantly in 2007 as mortgage providers tighten their lending standards. Existing home sales fell 8% in September to an annualized rate of 5.04 million, the fewest since recordkeeping began in 1999, according to the National Association of Realtors. Home prices in 20 U.S. metropolitan areas slumped in August 2007 by the greatest amount in at least six years. Values dropped 4.4% in the 12 months ended in August — an eighth consecutive decline — according to the S&P/Case-Shiller home-price index, which has data back to 2001.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

The aggressive lending environment over the past few years has led to a rise in mortgage defaults. There were 635,159 foreclosure filings in the third quarter — double from a year earlier — including default notices, auction notices, and bank repossessions, according to RealtyTrac Inc.

The U.S. Federal Reserve held its benchmark rate at 5.25% from June 2006 until September 2007 while identifying inflation risks as a major concern for the overall economy. However, more recently sentiment has shifted in response to the mortgage-debt driven liquidity crisis this summer. As a result, in September, the Fed cut its target for the federal funds rate by 50 basis points to 4.75%, marking the first cut in four years. Then in October, the Fed further cut its target rate by 25 basis points to 4.5% as it seeks to prevent some of the adverse effects on the overall economy from the depressed housing market and tighter consumer and corporate lending conditions.

Despite the housing sector slowdown, the economy grew at a solid 3.9% annual rate in July to September of 2007, up from 3.8% in the previous three months. Additionally, inflation appears to be well contained with the core Personal Consumption Expenditures (PCE) deflator for September 2007 up 0.2%. The year-over-year increase was unchanged from the August level of 1.8%, but it has been trending steadily lower from 2.5% in February of this year.

So far in 2007, the labor market has shown some signs of weakening. Non-farm payrolls rose 1,254,000 in the first ten months of the year versus gains of 1,841,000 for the same period in 2006. The household unemployment rate measured 4.7% in October, up modestly from a low of 4.4% in March 2007.

The Reuters/University of Michigan consumer confidence index dropped to 80.9 in October — the lowest level since May 2006 — from 83.4 in September. The measure is trailing the 89.6 average for the first half of the year and is also lower than year-earlier readings.

The Chicago Board Options Exchange Volatility Index (VIX), a measure of expected stock market volatility, reached a five-year low in January 2007. However, market conditions changed rapidly in mid-2007 and the VIX reached a four-year high in August 2007 amid the turmoil in U.S. sub-prime mortgage and commercial paper markets.

The U.S. dollar declined against a broad index of world currencies. And, crude oil rose to a record $95.28 a barrel on October 31, 2007, adding to economic concerns.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Strategic Review and Market Outlook: Economic expansion expected to slow

The leading contributions to performance relative to the benchmark came from stock selection in materials, consumer discretionary, and industrials. The largest detractors to performance relative to the benchmark came primarily from stock selection within the telecomm services sector, followed closely by the information technology and financials groups.

At the end of the period, the portfolio's largest overweights were in the energy (+3.60%), and healthcare (+1.44%) sectors, while the largest underweights were in the information technology (-2.98%) and consumer discretionary (-2.55%) sectors.

The Federal Reserve expects that the pace of economic expansion will likely slow in the near term, partly reflecting the intensification of the housing correction. Additionally, while readings on core inflation have improved modestly this year, the Fed expects that recent increases in energy and commodity prices, among other factors, may put renewed upward pressure on inflation.

The Federal Open Market Committee is scheduled to meet next in December 2007 to discuss interest rates. Based on interest-rate futures as of November 7, 2007, traders are expecting the Fed to cut its target rate by an additional 25 basis points in December.

Leading indicators point to the U.S. housing markets potentially remaining depressed through early 2008. And, the consensus does not expect the pace of mergers and acquisitions to reach the level seen in the first half of 2007, as the availability of debt financing has tightened considerably. Further, expectations for U.S. stock market volatility are for above average stock swings.

Given the U.S. economy's current position toward the tail end of a growth cycle, we believe growth stocks could continue to outperform their value counterparts in 2008. We expect companies with solid growth prospects and strong operating results momentum will lead the market, and believe that companies fitting attractive valuation profiles will make a moderate comeback in the coming quarters. From a sector perspective, we are favorable toward the healthcare, energy, commercial services, and consumer staples groups. Conversely, the unsettled credit market and risks of further impact from mortgage losses leads us to underweight financial and consumer discretionary industries.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Credit Suisse Quantitative Strategies Team

Joseph Cherian
William Weng
Todd Jablonski
Eric Leng

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Common Class shares,
Advisor Class shares, the Standard & Poor's MidCap 400® Index3, the Russell 2500TM Growth Index3, and the
Russell MidCap® Growth Index4 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Class A shares2,
the Standard & Poor's MidCap 400® Index3,
the Russell 2500TM Growth Index3,7, and the Russell MidCap®
Growth Index4,7 from Inception (11/30/01).

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Class B shares2, Class C shares2, the Standard & Poor's MidCap 400® Index3,8
the Russell 2500TM Growth Index3,8 and the Russell MidCap®
Growth Index4,8 from Inception (02/27/04).

Average Annual Returns as of September 30, 20071

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	15.85%	16.40%	3.02%	10.48%
Advisor Class[6]	15.29%	15.80%	2.51%	8.83%
Class A Without Sales Charge	15.58%	16.09%	—	6.48%
Class A With Maximum Sales Charge	8.95%	14.72%	—	5.40%
Class B Without CDSC	14.72%	—	—	6.43%
Class B With CDSC	10.72%	—	—	6.19%
Class C Without CDSC	14.84%	—	—	6.47%
Class C With CDSC	13.84%	—	—	6.47%

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Average Annual Returns as of October 31, 20071

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	18.16%	15.63%	3.90%	10.62%
Advisor Class[6]	17.56%	15.06%	3.39%	8.99%
Class A Without Sales Charge	17.90%	15.35%	—	6.95%
Class A With Maximum Sales Charge	11.11%	13.99%	—	5.89%
Class B Without CDSC	16.95%	—	—	7.17%
Class B With CDSC	12.95%	—	—	6.95%
Class C Without CDSC	17.10%	—	—	7.21%
Class C With CDSC	16.10%	—	—	7.21%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 11.11%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 12.95%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 16.10%.

3  The Standard & Poor's MidCap 400® Index is an unmanaged market weighted index of 400 U.S. stocks selected on the basis of capitalization, liquidity, and industry group representation. It is a registered trademark of McGraw-Hill Co., Inc. It became the Fund's benchmark index on December 1, 2006 in connection with the change in the Fund's investment strategy. The Russell 2500TM Growth Index measures the performance of those companies in the Russell 2500TM Index with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

4  The Russell Midcap® Growth Index measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Russell 2500® Growth Index and Russell Midcap® Growth Index are unmanaged indices of common stocks that include reinvestment of dividends and are compiled by Frank Russell Company. Investors cannot invest directly in an index.

5  Inception Date: 1/21/88.

6  Inception Date: 4/4/91.

7  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

8  Performance for the benchmark is not available for the period beginning February 27, 2004. For that reason, performance is shown for the period beginning March 1, 2004.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2007

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$1,071.50	$1,068.70	$1,070.80	$1,066.20	$1,067.00
Expenses Paid per $1,000*	$6.53	$9.12	$7.83	$11.82	$11.36
Hypothetical 5% Fund Return
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$1,018.90	$1,016.38	$1,017.64	$1,013.76	$1,014.22
Expenses Paid per $1,000*	$6.36	$8.89	$7.63	$11.52	$11.07
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.25%	1.75%	1.50%	2.27%	2.18%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Large Cap Growth Fund
Schedule of Investments
October 31, 2007

	Number of Shares	Value
COMMON STOCKS (99.9%)
Aerospace & Defense (3.7%)
Boeing Co.	16,900	$1,666,171
L-3 Communications Holdings, Inc.	1,100	120,604
Lockheed Martin Corp.	10,800	1,188,432
Raytheon Co.	13,100	833,291
Rockwell Collins, Inc.	1,500	112,215
United Technologies Corp.	3,100	237,429
		4,158,142
Air Freight & Couriers (1.0%)
FedEx Corp.	8,900	919,726
United Parcel Service, Inc. Class B	1,900	142,690
		1,062,416
Auto Components (0.7%)
BorgWarner, Inc.	7,300	771,683
Automobiles (0.7%)
Avis Budget Group, Inc.*	4,900	102,263
Hertz Global Holdings, Inc.*§	27,800	602,704
Thor Industries, Inc.§	2,300	110,400
		815,367
Banks (0.2%)
Northern Trust Corp.	2,600	195,546
Beverages (3.3%)
Coca-Cola Co.	10,900	673,184
Molson Coors Brewing Co. Class B	13,000	743,990
Pepsi Bottling Group, Inc.	17,100	736,668
PepsiCo, Inc.	20,500	1,511,260
		3,665,102
Biotechnology (1.9%)
Amgen, Inc.*	10,700	621,777
Biogen Idec, Inc.*	7,600	565,744
Genentech, Inc.*	6,400	474,432
Genzyme Corp.*	5,600	425,432
		2,087,385
Chemicals (0.6%)
Lubrizol Corp.	.4,800	325,824
Monsanto Co.	3,100	302,653
		628,477
Commercial Services & Supplies (2.2%)
Con-way, Inc.§	4,600	196,006
Deluxe Corp.	2,900	116,986
Kelly Services, Inc. Class A§	5,800	121,974
Manpower, Inc.	2,400	179,376
MasterCard, Inc. Class A§	3,500	663,425

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
Robert Half International, Inc.	3,500	$105,315
Sotheby's§	9,600	520,032
Steelcase, Inc. Class A§	32,000	571,840
		2,474,954
Communications Equipment (4.5%)
Cisco Systems, Inc.*	91,500	3,024,990
Harris Corp.	11,000	666,160
Qualcomm, Inc.	29,900	1,277,627
		4,968,777
Computers & Peripherals (8.4%)
Apple Computer, Inc.*	9,900	1,880,505
Dell, Inc.*	51,600	1,578,960
Hewlett-Packard Co.	49,500	2,558,160
International Business Machines Corp.	15,500	1,799,860
Network Appliance, Inc.*	16,000	503,840
NVIDIA Corp.*	4,650	164,517
Western Digital Corp.*	29,900	775,008
		9,260,850
Diversified Financials (4.5%)
American Express Co.	3,800	231,610
Eaton Vance Corp.§	17,200	860,516
First Marblehead Corp.§	8,500	330,055
Franklin Resources, Inc.	6,700	868,856
Merrill Lynch & Company, Inc.	11,000	726,220
Morgan Stanley	10,700	719,682
Nasdaq Stock Market, Inc.*	5,900	275,530
SEI Investments Co.	20,600	651,372
State Street Corp.	1,600	127,632
Western Union Co.	9,200	202,768
		4,994,241
Diversified Telecommunication Services (0.3%)
Qwest Communications International, Inc.*§	15,000	107,700
Verizon Communications, Inc.	4,300	198,101
		305,801
Electric Utilities (0.7%)
Constellation Energy Group	8,000	757,600
Electrical Equipment (0.7%)
Rockwell Automation, Inc.	10,700	737,016
Electronic Equipment & Instruments (0.7%)
Avnet, Inc.*	8,700	362,964
Thermo Fisher Scientific, Inc.*	4,500	264,645
Waters Corp.*	1,600	123,168
		750,777

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (4.7%)
Bonneville Pacific Corp.*^	16,883	$127
Diamond Offshore Drilling, Inc.§	5,400	611,442
ENSCO International, Inc.§	11,900	660,331
Global Industries, Ltd.*	4,500	110,790
GlobalSantaFe Corp.	7,900	640,137
National-Oilwell Varco, Inc.*	5,000	366,200
Noble Corp.	15,200	804,840
Schlumberger, Ltd.	15,000	1,448,550
Transocean, Inc.*	5,200	620,724
		5,263,141
Food & Drug Retailing (0.8%)
Kroger Co.	26,800	787,652
Walgreen Co.	2,300	91,195
		878,847
Food Products (1.1%)
Corn Products International, Inc.	12,800	544,512
Herbalife, Ltd.	15,100	665,759
		1,210,271
Healthcare Equipment & Supplies (2.6%)
Baxter International, Inc.	16,500	990,165
Becton Dickinson & Co.	6,900	575,874
Kinetic Concepts, Inc.*§	9,700	582,970
Medtronic, Inc.	15,700	744,808
		2,893,817
Healthcare Providers & Services (4.4%)
Aetna, Inc.	16,800	943,656
Coventry Health Care, Inc.*	10,300	621,193
Express Scripts, Inc.*	3,100	195,610
Humana, Inc.*§	11,500	861,925
McKesson Corp.	6,600	436,260
UnitedHealth Group, Inc.	30,500	1,499,075
WellCare Health Plans, Inc.*§	4,800	116,112
WellPoint, Inc.*	1,900	150,537
		4,824,368
Hotels, Restaurants & Leisure (0.3%)
Brinker International, Inc.§	6,900	175,191
Choice Hotels International, Inc.§	2,900	112,346
		287,537
Household Durables (0.9%)
American Greetings Corp. Class A§	10,200	268,668
Garmin, Ltd.§	1,500	161,100
Whirlpool Corp.§	6,800	538,424
		968,192

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Household Products (2.0%)
Clorox Co.§	11,600	$725,812
Procter & Gamble Co.	21,800	1,515,536
		2,241,348
Industrial Conglomerates (1.8%)
3M Co.	11,600	1,001,776
General Electric Co.	2,700	111,132
Honeywell International, Inc.	5,400	326,214
Tyco International, Ltd.	13,400	551,678
		1,990,800
Insurance (2.1%)
Endurance Specialty Holdings, Ltd.	5,800	227,418
Loews Corp.	9,700	476,173
Prudential Financial, Inc.	8,300	802,776
RenaissanceRe Holdings, Ltd.	1,900	110,846
W.R. Berkley Corp.	12,500	376,125
XL Capital, Ltd. Class A	4,900	352,555
		2,345,893
Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	3,800	338,770
NutriSystem, Inc.*§	9,000	270,900
		609,670
Internet Software & Services (2.6%)
eBay, Inc.*	18,300	660,630
Google, Inc. Class A*	3,000	2,121,000
VeriSign, Inc.*§	3,200	109,088
		2,890,718
IT Consulting & Services (2.2%)
Accenture, Ltd. Class A	22,800	890,340
Automatic Data Processing, Inc.	17,400	862,344
Electronic Data Systems Corp.§	28,300	610,997
NAVTEQ Corp.*	1,500	115,800
		2,479,481
Leisure Equipment & Products (0.3%)
Hasbro, Inc.§	11,300	337,305
Machinery (2.1%)
Caterpillar, Inc.	10,200	761,022
Cummins, Inc.	6,100	731,756
Dover Corp.	2,200	101,200
Gardner Denver, Inc.*	3,100	112,003
Manitowoc Company, Inc.	13,600	669,936
		2,375,917

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Media (4.3%)
Comcast Corp. Class A*§	4,000	$84,200
CTC Media, Inc.*§	26,600	667,394
DirecTV Group, Inc.*	32,700	865,896
EchoStar Communications Corp. Class A*	10,800	528,768
News Corp. Class A	45,000	975,150
Omnicom Group, Inc.	8,800	448,624
Regal Entertainment Group Class A§	28,000	631,960
Walt Disney Co.	17,500	606,025
		4,808,017
Metals & Mining (1.4%)
AK Steel Holding Corp.*§	4,600	230,598
Cleveland-Cliffs, Inc.§	4,400	420,860
Freeport-McMoRan Copper & Gold, Inc.	6,470	761,389
Nucor Corp.	1,900	117,838
		1,530,685
Multiline Retail (1.4%)
Big Lots, Inc.*§	3,800	91,124
Family Dollar Stores, Inc.§	4,000	101,400
J.C. Penney Company, Inc.§	1,700	95,608
Kohl's Corp.*	7,900	434,263
Target Corp.	2,600	159,536
Wal-Mart Stores, Inc.	15,000	678,150
		1,560,081
Oil & Gas (4.1%)
Chevron Corp.	3,000	274,530
Continental Resources, Inc.*§	6,300	148,113
Exxon Mobil Corp.	18,900	1,738,611
Marathon Oil Corp.	10,900	644,517
Murphy Oil Corp.	2,500	184,075
Occidental Petroleum Corp.	4,200	290,010
Tesoro Corp.	5,200	314,756
Valero Energy Corp.	14,100	993,063
		4,587,675
Personal Products (0.2%)
NBTY, Inc.*	5,800	206,480
Pharmaceuticals (6.7%)
Abbott Laboratories	10,800	589,896
Bristol-Myers Squibb Co.	43,400	1,301,566
Endo Pharmaceuticals Holdings, Inc.*	8,300	243,190
Forest Laboratories, Inc.*	7,500	293,025
Johnson & Johnson	24,600	1,603,182
Merck & Company, Inc.	19,300	1,124,418
Pfizer, Inc.	4,500	110,745
Schering-Plough Corp.	39,300	1,199,436

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals
Sepracor, Inc.*§	5,800	$159,732
Warner Chilcott, Ltd. Class A*§	16,700	309,451
Watson Pharmaceuticals, Inc.*§	14,400	440,064
		7,374,705
Real Estate (0.7%)
CB Richard Ellis Group, Inc. Class A*§	9,500	231,610
Jones Lang LaSalle, Inc.§	6,100	581,513
		813,123
Road & Rail (0.9%)
CSX Corp.	2,600	116,402
Union Pacific Corp.	7,100	909,084
		1,025,486
Semiconductor Equipment & Products (5.4%)
Applied Materials, Inc.	43,600	846,712
Intel Corp.	103,600	2,786,840
Lam Research Corp.*§	4,100	205,820
Linear Technology Corp.§	3,000	99,060
MEMC Electronic Materials, Inc.*	7,600	556,472
Teradyne, Inc.*	26,300	324,542
Texas Instruments, Inc.	35,900	1,170,340
		5,989,786
Software (6.3%)
Autodesk, Inc.*	14,900	728,610
BMC Software, Inc.*	3,500	118,440
Microsoft Corp.	135,600	4,991,436
Oracle Corp.*	51,700	1,146,189
		6,984,675
Specialty Retail (2.9%)
American Eagle Outfitters, Inc.	13,900	330,542
Best Buy Company, Inc.§	17,500	849,100
Lowe's Companies, Inc.	7,000	188,230
RadioShack Corp.§	20,600	424,772
Sherwin-Williams Co.§	9,500	607,240
Staples, Inc.	5,400	126,036
TJX Companies, Inc.	24,400	705,892
		3,231,812
Textiles & Apparel (1.2%)
Guess?, Inc.§	4,600	236,394
Nike, Inc. Class B	15,700	1,040,282
		1,276,676

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Tobacco (1.4%)
Altria Group, Inc.	8,400	$612,612
Loews Corp.- Carolina Group	8,400	720,552
UST, Inc.§	5,000	266,600
		1,599,764
Wireless Telecommunication Services (0.5%)
Telephone and Data Systems, Inc.	6,800	474,640
United States Cellular Corp.*§	1,100	103,565
		578,205
TOTAL COMMON STOCKS (Cost $96,124,685)		110,798,609
SHORT-TERM INVESTMENTS (15.3%)
State Street Navigator Prime Portfolio§§	16,669,637	16,669,637
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 11/01/07	$303	303,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,972,637)		16,972,637
TOTAL INVESTMENTS AT VALUE (115.2%) (Cost $113,097,322)		127,771,246
LIABILITIES IN EXCESS OF OTHER ASSETS (-15.2%)		(16,889,107)
NET ASSETS (100.0%)		$110,882,139

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments
October 31, 2007

	Number of Shares	Value
COMMON STOCKS (99.2%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.*§	5,200	$574,029
Goodrich Corp.	13,200	919,512
L-3 Communications Holdings, Inc.	3,600	394,704
Precision Castparts Corp.	9,300	1,393,233
Rockwell Collins, Inc.	9,700	725,657
		4,007,135
Airlines (0.4%)
Alaska Air Group, Inc.*§	6,400	162,560
AMR Corp.*§	7,400	177,600
Continental Airlines, Inc. Class B*§	5,100	175,185
US Airways Group, Inc.*§	6,100	168,726
		684,071
Auto Components (1.2%)
Autoliv, Inc.	2,900	183,222
BorgWarner, Inc.	8,800	930,248
Lear Corp.*	30,600	1,087,218
		2,200,688
Automobiles (0.1%)
Thor Industries, Inc.	5,200	249,600
Banks (2.4%)
Bank of Hawaii Corp.	7,700	409,332
Cathay General Bancorp§	7,800	241,566
City National Corp.§	6,100	412,360
Colonial BancGroup, Inc.§	23,500	450,730
East West Bancorp, Inc.§	5,400	182,196
Huntington Bancshares, Inc.§	10,700	191,637
KeyCorp	6,400	182,080
M&T Bank Corp.	1,700	169,116
Marshall & Ilsley Corp.	2,100	89,670
Northern Trust Corp.	9,900	744,579
Sovereign Bancorp, Inc.	10,800	155,844
SVB Financial Group*§	9,000	466,110
Synovus Financial Corp.§	6,500	171,340
Webster Financial Corp.	8,600	311,664
Zions Bancorporation§	3,700	218,707
		4,396,931
Beverages (0.7%)
Hansen Natural Corp.*§	9,000	612,000
Pepsi Bottling Group, Inc.	8,600	370,488
PepsiAmericas, Inc.	8,900	317,908
		1,300,396

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.*	12,200	$933,300
BioMarin Pharmaceutical, Inc.*	34,400	953,912
Cephalon, Inc.*§	10,300	759,522
Charles River Laboratories International, Inc.*	10,500	609,000
Gen-Probe, Inc.*	7,900	553,158
IDEXX Laboratories, Inc.*	3,300	401,874
Invitrogen Corp.*§	18,100	1,644,746
		5,855,512
Building Products (0.3%)
Crane Co.	12,000	569,280
Chemicals (4.2%)
Albemarle Corp.	11,900	568,344
Ashland, Inc.	5,700	334,704
Celanese Corp. Class A	34,600	1,451,816
FMC Corp.	18,900	1,086,750
Lubrizol Corp.	13,400	909,592
Mosaic Co.*§	35,200	2,456,960
Olin Corp.§	26,500	603,670
PPG Industries, Inc.	4,800	358,752
		7,770,588
Commercial Services & Supplies (5.5%)
Apollo Group, Inc. Class A*	12,600	998,676
Bally Technologies, Inc.*	4,700	189,551
Career Education Corp.*§	14,200	507,508
Convergys Corp.*§	10,500	192,465
CSG Systems International, Inc.*	15,200	312,056
Deluxe Corp.	17,600	709,984
DeVry, Inc.	8,900	486,741
DST Systems, Inc.*§	10,300	872,513
Dun & Bradstreet Corp.§	8,900	861,965
ITT Educational Services, Inc.*	7,600	966,644
Manpower, Inc.	13,100	979,094
Republic Services, Inc.	25,200	861,588
Sotheby's§	24,000	1,300,080
Strayer Education, Inc.	3,900	727,194
Total System Services, Inc.§	6,500	194,740
		10,160,799
Communications Equipment (2.1%)
ADC Telecommunications, Inc.*§	27,500	514,250
Ciena Corp.*	12,200	583,892
CommScope, Inc.*§	13,200	622,644
Harris Corp.	21,500	1,302,040
Juniper Networks, Inc.*	15,700	565,200
Plantronics, Inc.§	7,700	210,595
Unity Wireless Corp.*	712,201	42,732
		3,841,353

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals (1.7%)
Lexmark International, Inc. Class A*	9,200	$386,308
NCR Corp.*	27,800	767,002
NVIDIA Corp.*	12,200	431,636
Seagate Technology	13,100	364,704
Western Digital Corp.*	48,900	1,267,488
		3,217,138
Construction & Engineering (3.7%)
Dycom Industries, Inc.*§	12,200	344,650
Fluor Corp.	5,700	900,600
Jacobs Engineering Group, Inc.*	20,600	1,795,290
McDermott International, Inc.*	31,100	1,898,966
Shaw Group, Inc.*	12,400	925,040
URS Corp.*	15,300	945,693
		6,810,239
Containers & Packaging (0.2%)
Packaging Corp. of America	13,900	442,576
Distributor (0.1%)
WESCO International, Inc.*	3,900	181,935
Diversified Financials (3.5%)
AmeriCredit Corp.*§	17,100	241,281
Ameriprise Financial, Inc.	2,600	163,748
CIT Group, Inc.	5,000	176,200
CompuCredit Corp.*§	7,600	151,468
Eaton Vance Corp.§	23,800	1,190,714
Federated Investors, Inc. Class B§	4,500	193,500
IndyMac Bancorp, Inc.§	100	1,342
Lazard, Ltd. Class A§	4,600	230,920
Morningstar, Inc.*	5,000	372,100
Nasdaq Stock Market, Inc.*	42,300	1,975,410
Raymond James Financial, Inc.	14,700	547,575
SEI Investments Co.	25,700	812,634
Waddell & Reed Financial, Inc. Class A	12,500	415,250
		6,472,142
Diversified Telecommunication Services (0.5%)
CenturyTel, Inc.	3,700	162,985
Cincinnati Bell, Inc.*	74,700	404,874
Embarq Corp.§	3,200	169,344
Qwest Communications International, Inc.*§	20,200	145,036
		882,239
Electric Utilities (3.6%)
Alliant Energy Corp.	17,400	696,000
CenterPoint Energy, Inc.§	12,300	206,148
Constellation Energy Group	10,500	994,350
Edison International	8,500	494,275

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Electric Utilities
Entergy Corp.	9,100	$1,090,817
Mirant Corp.*	22,200	940,392
NRG Energy, Inc.*§	20,300	926,898
PNM Resources, Inc.§	12,300	307,623
PPL Corp.	9,000	465,300
Reliant Energy, Inc.*	16,900	465,088
		6,586,891
Electrical Equipment (1.5%)
Cooper Industries, Ltd. Class A	3,400	178,126
Energizer Holdings, Inc.*§	11,900	1,241,170
Hubbell, Inc. Class B	9,100	500,500
Rockwell Automation, Inc.	2,600	179,088
Thomas & Betts Corp.*	10,900	610,509
		2,709,393
Electronic Equipment & Instruments (4.4%)
Amphenol Corp. Class A	27,500	1,217,425
Arrow Electronics, Inc.*	23,500	939,530
Avnet, Inc.*	32,600	1,360,072
AVX Corp.§	10,900	168,405
Intersil Corp. Class A	21,100	640,174
Mettler-Toledo International, Inc.*	3,800	404,130
Molex, Inc.§	6,800	194,208
Tech Data Corp.*	13,200	519,156
Varian, Inc.*	17,800	1,315,242
Vishay Intertechnology, Inc.*	41,800	526,262
Waters Corp.*	12,200	939,156
		8,223,760
Energy Equipment & Services (4.8%)
BJ Services Co.§	13,300	335,027
Cameron International Corp.*	20,500	1,995,880
Diamond Offshore Drilling, Inc.§	1,600	181,168
ENSCO International, Inc.	3,300	183,117
FMC Technologies, Inc.*	25,700	1,558,191
Global Industries, Ltd.*	15,000	369,300
GlobalSantaFe Corp.	4,800	388,944
Grant Prideco, Inc.*	19,500	958,620
National-Oilwell Varco, Inc.*	12,400	908,176
Noble Corp.	7,800	413,010
Pride International, Inc.*	25,800	952,020
Superior Energy Services, Inc.*	13,100	485,748
Unit Corp.*	4,100	195,857
		8,925,058
Food & Drug Retailing (0.4%)
SUPERVALU, Inc.	5,200	201,500
Terra Industries, Inc.*	13,900	512,771
		714,271

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Food Products (0.8%)
Corn Products International, Inc.	15,300	$650,862
Herbalife, Ltd.	4,200	185,178
Hormel Foods Corp.	16,500	601,920
		1,437,960
Gas Utilities (2.9%)
Atmos Energy Corp.	6,300	176,715
Energen Corp.	23,200	1,484,800
MDU Resources Group, Inc.	28,900	813,824
National Fuel Gas Co.§	12,900	625,521
Nicor, Inc.§	4,300	186,061
ONEOK, Inc.	16,000	799,040
Southwestern Energy Co.*	26,000	1,344,980
		5,430,941
Healthcare Equipment & Supplies (5.2%)
Beckman Coulter, Inc.	9,700	686,954
Dade Behring Holdings, Inc.	4,700	361,571
DENTSPLY International, Inc.	19,000	788,120
Hologic, Inc.*	23,000	1,562,390
Intuitive Surgical, Inc.*	11,600	3,791,692
Kinetic Concepts, Inc.*§	9,200	552,920
Ventana Medical Systems, Inc.*	20,700	1,821,600
		9,565,247
Healthcare Providers & Services (3.0%)
AmerisourceBergen Corp.	3,800	179,018
Apria Healthcare Group, Inc.*§	6,900	166,773
Covance, Inc.*	9,800	808,500
Express Scripts, Inc.*	24,400	1,539,640
Humana, Inc.*	18,400	1,379,080
Kindred Healthcare, Inc.*	13,400	284,616
LifePoint Hospitals, Inc.*§	9,200	280,784
VCA Antech, Inc.*	13,300	612,465
WellCare Health Plans, Inc.*§	14,500	350,755
		5,601,631
Hotels, Restaurants & Leisure (0.8%)
CBRL Group, Inc.§	4,100	163,590
Darden Restaurants, Inc.	8,400	361,200
Jack in the Box, Inc.*	5,600	175,672
Wendy's International, Inc.§	5,600	194,656
Yum! Brands, Inc.	13,900	559,753
		1,454,871

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Household Durables (0.6%)
American Greetings Corp. Class A§	8,800	$231,792
Blyth, Inc.§	8,100	154,629
HNI Corp.	7,200	312,192
Tupperware Brands Corp.§	9,300	335,730
		1,034,343
Industrial Conglomerates (1.0%)
KBR, Inc.*	31,100	1,333,568
Teleflex, Inc.	6,400	468,544
		1,802,112
Insurance (4.8%)
Allied World Assurance Holdings, Ltd.	3,600	172,476
Ambac Financial Group, Inc.§	7,400	272,542
American Financial Group, Inc.	17,850	533,715
Arch Capital Group, Ltd.*	3,800	284,126
Assurant, Inc.§	9,700	566,868
Axis Capital Holdings, Ltd.	9,500	377,530
CNA Financial Corp.§	9,500	376,485
Endurance Specialty Holdings, Ltd.	7,200	282,312
Everest Re Group, Ltd.	12,100	1,289,134
Fidelity National Financial, Inc. Class A§	34,300	527,877
HCC Insurance Holdings, Inc.	23,100	690,459
Leucadia National Corp.§	7,300	369,818
Nationwide Financial Services, Inc. Class A	7,000	375,550
PartnerRe, Ltd.	3,600	299,700
PMI Group, Inc.	19,200	307,776
Protective Life Corp.	10,900	467,283
Radian Group, Inc.§	21,100	265,649
RenaissanceRe Holdings, Ltd.	4,600	268,364
SAFECO Corp.§	3,000	173,700
Transatlantic Holdings, Inc.	3,900	290,667
W.R. Berkley Corp.	25,150	756,764
		8,948,795
Internet & Catalog Retail (0.2%)
Global Sources, Ltd.*	10,500	340,305
Internet Software & Services (0.8%)
McAfee, Inc.*	25,100	1,037,885
ValueClick, Inc.*§	15,400	418,726
		1,456,611
IT Consulting & Services (0.1%)
Computer Sciences Corp.*§	3,000	175,170
Leisure Equipment & Products (0.5%)
Callaway Golf Co.	11,600	200,912
Hasbro, Inc.	5,900	176,115
Polaris Industries, Inc.§	12,400	609,832
		986,859

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Machinery (5.2%)
AGCO Corp.*	40,500	$2,417,040
Cummins, Inc.	9,400	1,127,624
Harsco Corp.	12,900	781,998
Kennametal, Inc.	8,100	738,801
Lincoln Electric Holdings, Inc.	9,400	679,150
Manitowoc Company, Inc.	30,900	1,522,134
Parker Hannifin Corp.	11,600	932,292
SPX Corp.	10,200	1,033,260
Terex Corp.*	4,000	296,880
		9,529,179
Marine (0.5%)
Overseas Shipholding Group, Inc.§	11,500	855,600
Media (0.9%)
EchoStar Communications Corp. Class A*	11,000	538,560
Harte-Hanks, Inc.	12,500	220,375
Interpublic Group of Companies, Inc.*§	17,100	176,985
Netflix, Inc.*	8,000	211,760
Scholastic Corp.*	13,800	546,204
		1,693,884
Metals & Mining (4.0%)
Cleveland-Cliffs, Inc.§	27,200	2,601,680
Freeport-McMoRan Copper & Gold, Inc.	16,400	1,929,952
Steel Dynamics, Inc.	18,400	979,248
United States Steel Corp.	17,500	1,888,250
		7,399,130
Multi - Utilities (0.1%)
NiSource, Inc.	10,000	204,500
Multiline Retail (0.9%)
Big Lots, Inc.*§	12,700	304,546
BJ's Wholesale Club, Inc.*	15,200	545,376
Dollar Tree Stores, Inc.*	19,000	727,700
		1,577,622
Oil & Gas (6.9%)
Bill Barrett Corp.*§	9,700	453,960
Cimarex Energy Co.§	22,600	915,526
Continental Resources, Inc.*§	40,700	956,857
Denbury Resources, Inc.*	17,900	1,013,140
Exterran Holdings, Inc.*§	9,900	833,580
Frontier Oil Corp.	28,400	1,300,436
Frontline, Ltd.§	4,100	186,140
Hess Corp.	14,900	1,066,989
Holly Corp.	8,600	540,080
Murphy Oil Corp.	9,000	662,670
Noble Energy, Inc.	12,300	941,442

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Oil & Gas
Plains Exploration & Production Co.*§	18,400	$937,480
St. Mary Land & Exploration Co.	8,700	368,532
Sunoco, Inc.	6,300	463,680
Tesoro Corp.§	14,500	877,685
W&T Offshore, Inc.§	28,700	769,734
Western Refining, Inc.	12,000	440,160
		12,728,091
Pharmaceuticals (0.9%)
Forest Laboratories, Inc.*	5,400	210,978
Mylan, Inc.§	11,400	171,456
Pharmion Corp.*§	19,100	919,092
Watson Pharmaceuticals, Inc.*	12,700	388,112
		1,689,638
Real Estate (2.9%)
Apartment Investment & Management Co. Class A	3,900	182,247
Brandywine Realty Trust	7,300	188,851
CB Richard Ellis Group, Inc. Class A*	7,200	175,536
CBL & Associates Properties, Inc.§	5,600	185,416
Colonial Properties Trust	5,300	166,049
Developers Diversified Realty Corp.	3,400	171,360
First Industrial Realty Trust, Inc.§	4,600	187,450
Hospitality Properties Trust§	14,300	566,280
Host Hotels & Resorts, Inc.	16,200	358,992
HRPT Properties Trust	18,600	174,654
Jones Lang LaSalle, Inc.§	7,700	734,041
Liberty Property Trust	9,200	346,104
Macerich Co.	4,500	385,695
Mack-Cali Realty Corp.	10,400	411,736
ProLogis	7,400	530,876
Realty Income Corp.	6,600	194,964
Weingarten Realty Investors§	11,800	451,468
		5,411,719
Road & Rail (0.1%)
CSX Corp.	4,100	183,557
Semiconductor Equipment & Products (1.9%)
Cypress Semiconductor Corp.*	24,600	899,130
Lam Research Corp.*	20,700	1,039,140
National Semiconductor Corp.§	14,400	362,016
Novellus Systems, Inc.*§	6,500	184,665
ON Semiconductor Corp.*§	30,000	306,000
QLogic Corp.*	12,100	187,913
RF Micro Devices, Inc.*§	27,000	167,940
Semtech Corp.*§	8,400	143,724
Teradyne, Inc.*	14,500	178,930
		3,469,458

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Software (1.8%)
Autodesk, Inc.*	7,700	$376,530
BMC Software, Inc.*	13,800	466,992
Cadence Design Systems, Inc.*	19,400	380,240
Jack Henry & Associates, Inc.	12,300	359,406
Salesforce.com, Inc.*	7,100	400,227
Sybase, Inc.*	13,000	371,800
Synopsys, Inc.*	35,900	1,014,534
		3,369,729
Specialty Retail (3.6%)
Abercrombie & Fitch Co. Class A	4,600	364,320
Advance Auto Parts, Inc.	16,200	552,744
Aeropostale, Inc.*	21,150	484,335
AnnTaylor Stores Corp.*	9,800	303,702
AutoZone, Inc.*§	4,400	547,404
Barnes & Noble, Inc.	12,600	486,864
Collective Brands, Inc.*§	10,300	190,447
Copart, Inc.*	10,900	418,342
GameStop Corp. Class A*	31,100	1,841,742
Men's Wearhouse, Inc.	3,900	164,814
Ross Stores, Inc.	20,500	553,910
Tiffany & Co.	10,500	568,890
TJX Companies, Inc.	6,300	182,259
		6,659,773
Textiles & Apparel (0.8%)
Coach, Inc.*	4,200	153,552
Crocs, Inc.*§	4,600	343,850
Fossil, Inc.*	4,700	176,532
Guess?, Inc.	3,700	190,143
Jones Apparel Group, Inc.§	8,700	182,178
Polo Ralph Lauren Corp.	2,500	172,000
Warnaco Group, Inc.*	7,400	301,106
		1,519,361
Tobacco (0.4%)
Loews Corp. - Carolina Group	4,400	377,432
Universal Corp.	7,900	385,046
		762,478
Water Utilities (0.3%)
Aqua America, Inc.§	20,900	486,134
Wireless Telecommunication Services (0.6%)
Telephone and Data Systems, Inc.16,800		1,172,640
TOTAL COMMON STOCKS (Cost $167,278,017)		183,149,333

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
WARRANTS (0.0%)
Wireless Telecommunication Services (0.0%)
Unity Wireless Corp., strike price $0.20, expires 08/17/09^	79,133	$0
Unity Wireless Corp., strike price $0.22, expires 08/17/09^	79,134	0
Unity Wireless Corp., strike price $0.27, expires 08/17/09^	79,133	0
Unity Wireless Corp., strike price $0.30, expires 08/17/09^	79,134	0
TOTAL WARRANTS (Cost $0)		0
SHORT-TERM INVESTMENTS (20.7%)
State Street Navigator Prime Portfolio§§	36,351,266	36,351,266
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 11/01/07	$2,000	2,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,351,266)		38,351,266
TOTAL INVESTMENTS AT VALUE (119.9%) (Cost $205,629,283)		221,500,599
LIABILITIES IN EXCESS OF OTHER ASSETS (-19.9%)		(36,811,618)
NET ASSETS (100.0%)		$184,688,981

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
October 31, 2007

	Large Cap Growth Fund	Mid-Cap Core Fund
Assets
Investments at value, including collateral for securities on loan of $16,669,637 and $36,351,266 (Cost $113,097,322 and $205,629,283, respectively) (Note 2)	$127,771,246[1]	$221,500,599[2]
Cash	611	358
Dividends and interest receivable	75,475	73,778
Receivable for fund shares sold	12,528	33,225
Prepaid expenses and other assets	34,250	40,920
Total Assets	127,894,110	221,648,880
Liabilities
Advisory fee payable (Note 3)	46,863	109,689
Administrative services fee payable (Note 3)	14,949	24,841
Shareholder servicing/Distribution fee payable (Note 3)	19,132	49,508
Payable upon return of securities loaned (Note 2)	16,669,637	36,351,266
Payable for fund shares redeemed	161,358	299,885
Trustees'/Directors' fee payable	10,269	10,269
Other accrued expenses payable	89,763	114,441
Total Liabilities	17,011,971	36,959,899
Net Assets
Capital stock, $0.001 par value (Note 6)	5,470	4,731
Paid-in capital (Note 6)	385,494,202	274,774,274
Undistributed net investment income	12,277	—
Accumulated net realized loss on investments and futures contracts	(289,303,734)	(105,961,340)
Net unrealized appreciation from investments	14,673,924	15,871,316
Net Assets	$110,882,139	$184,688,981
Common Shares
Net assets	$105,404,236	$173,326,849
Shares outstanding	5,188,194	4,417,281
Net asset value, offering price, and redemption price per share	$20.32	$39.24
Advisor Shares
Net assets	$3,540,518	$10,891,576
Shares outstanding	184,034	301,765
Net asset value, offering price, and redemption price per share	$19.24	$36.09

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
October 31, 2007

	Large Cap Growth Fund	Mid-Cap Core Fund
A Shares
Net assets	$1,284,918	$344,856
Shares outstanding	64,147	8,937
Net asset value and redemption price per share	$20.03	$38.59
Maximum offering price per share (net asset value/(1-5.75%))	$21.25	$40.94
B Shares
Net assets	$285,280	$124,408
Shares outstanding	14,889	3,314
Net asset value and offering price per share	$19.16	$37.54
C Shares
Net assets	$367,187	$1,292
Shares outstanding	19,163	34
Net asset value and offering price per share	$19.16	$37.59

1  Including $16,288,594 of securities on loan.

2  Including $35,526,797 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Year Ended October 31, 2007

	Large Cap Growth Fund	Mid-Cap Core Fund
Investment Income (Note 2)
Dividends	$1,329,067	$1,939,369
Interest	52,524	139,023
Securities lending	23,356	68,094
Total investment income	1,404,947	2,146,486
Expenses
Investment advisory fees (Note 3)	645,967	1,455,716
Administrative services fees (Note 3)	159,594	258,009
Shareholder servicing/Distribution fees (Note 3)
Advisor Class	16,833	62,936
Class A	3,079	1,043
Class B	4,227	844
Class C	3,620	16
Transfer agent fees (Note 3)	260,209	506,370
Printing fees (Note 3)	69,570	79,979
Registration fees	72,708	70,463
Audit and tax fees	39,570	40,782
Legal fees	38,069	40,302
Trustees'/Directors' fees	22,366	22,366
Custodian fees	15,677	18,073
Insurance expense	14,304	16,145
Interest expense (Note 4)	9,233	7,397
Commitment fees (Note 4)	2,736	4,806
Miscellaneous expense	9,332	11,012
Total expenses	1,387,094	2,596,259
Less: fees waived (Note 3)	—	(10,055)
Net expenses	1,387,094	2,586,204
Net Investment income (loss)	17,853	(439,718)
Net Realized and Unrealized Gain(Loss) from Investments and Futures Contracts
Net realized gain from investments	31,559,847	48,710,550
Net realized loss from futures contracts	—	(213,640)
Net change in unrealized appreciation (depreciation) from investments	(12,753,759)	(14,192,329)
Net realized and unrealized gain from investments and futures contracts	18,806,088	34,304,581
Net increase in net assets resulting from operations	$18,823,941	$33,864,863

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid-Cap Core Fund
	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
From Operations
Net investment income (loss)	$17,853	$(662,681)	$(439,718)	$(1,755,269)
Net realized gain from investments and futures contracts	31,559,847	34,717,437	48,496,910	26,226,282
Net change in unrealized appreciation (depreciation) from investments	(12,753,759)	(18,858,217)	(14,192,329)	(8,486,600)
Net increase in net assets resulting from operations	18,823,941	15,196,539	33,864,863	15,984,413
From Dividends
Dividends from net investment income	—	(277,859)	—	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	5,906,280	26,580,970	11,062,292	20,673,538
Reinvestment of dividends	—	273,440	—	—
Net asset value of shares redeemed	(100,866,811)	(153,917,412)	(105,922,658)	(107,079,045)
Net decrease in net assets from capital share transactions	(94,960,531)	(127,063,002)	(94,860,366)	(86,405,507)
Net decrease in net assets	(76,136,590)	(112,144,322)	(60,995,503)	(70,421,094)
Net Assets
Beginning of year	187,018,729	299,163,051	245,684,484	316,105,578
End of year	$110,882,139	$187,018,729	$184,688,981	$245,684,484
Undistributed net investment income	$12,277	$—	$—	$—

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$17.40	$16.49	$15.26	$14.75	$12.53
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.04)	0.01	(0.09)	(0.05)
Net gain on investments (both realized and unrealized)	2.91	0.97	1.22	0.60	2.27
Total from investment operations	2.92	0.93	1.23	0.51	2.22
LESS DIVIDENDS
Dividends from net investment income	—	(0.02)	—	—	—
Total dividends	—	(0.02)	—	—	—
Net asset value, end of year	$20.32	$17.40	$16.49	$15.26	$14.75
Total return[2]	16.78%	5.62%	8.06%	3.46%	17.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$105,404	$181,077	$291,148	$433,681	$514,668
Ratio of expenses to average net assets	1.10%	1.20%	1.17%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets	0.04%	(0.24)%	0.09%	(0.57)%	(0.39)%
Portfolio turnover rate	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$16.56	$15.76	$14.65	$14.24	$12.16
INVESTMENT OPERATIONS
Net investment loss[1]	(0.08)	(0.12)	(0.04)	(0.16)	(0.11)
Net gain on investments (both realized and unrealized)	2.76	0.92	1.15	0.57	2.19
Total from investment operations	2.68	0.80	1.11	0.41	2.08
Net asset value, end of year	$19.24	$16.56	$15.76	$14.65	$14.24
Total return[2]	16.18%	5.08%	7.58%	2.88%	17.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,541	$3,729	$5,334	$14,723	$17,380
Ratio of expenses to average net assets	1.60%	1.70%	1.67%	1.66%	1.65%
Ratio of net investment loss to average net assets	(0.46)%	(0.74)%	(0.41)%	(1.07)%	(0.90)%
Portfolio turnover rate	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$17.20	$16.33	$15.14	$14.68	$12.50
INVESTMENT OPERATIONS
Net investment loss[1]	(0.04)	(0.08)	(0.00)[2]	(0.12)	(0.09)
Net gain on investments (both realized and unrealized)	2.87	0.95	1.19	0.58	2.27
Total from investment operations	2.83	0.87	1.19	0.46	2.18
Net asset value, end of year	$20.03	$17.20	$16.33	$15.14	$14.68
Total return[3]	16.45%	5.33%	7.86%	3.13%	17.44%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,285	$1,329	$1,585	$2,490	$1,152
Ratio of expenses to average net assets	1.35%	1.45%	1.42%	1.41%	1.40%
Ratio of net investment loss to average net assets	(0.21)%	(0.49)%	(0.16)%	(0.82)%	(0.69)%
Portfolio turnover rate	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$16.58	$15.85	$14.82	$14.47	$12.41
INVESTMENT OPERATIONS
Net investment loss[1]	(0.17)	(0.20)	(0.16)	(0.23)	(0.19)
Net gain on investments (both realized and unrealized)	2.75	0.93	1.19	0.58	2.25
Total from investment operations	2.58	0.73	1.03	0.35	2.06
Net asset value, end of year	$19.16	$16.58	$15.85	$14.82	$14.47
Total return[2]	15.56%	4.61%	6.95%	2.42%	16.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$285	$498	$625	$543	$545
Ratio of expenses to average net assets	2.10%	2.20%	2.17%	2.16%	2.15%
Ratio of net investment loss to average net assets	(0.97)%	(1.24)%	(0.91)%	(1.57)%	(1.44)%
Portfolio turnover rate	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$16.58	$15.85	$14.81	$14.47	$12.41
INVESTMENT OPERATIONS
Net investment loss[1]	(0.17)	(0.20)	(0.14)	(0.23)	(0.19)
Net gain on investments (both realized and unrealized)	2.75	0.93	1.18	0.57	2.25
Total from investment operations	2.58	0.73	1.04	0.34	2.06
Net asset value, end of year	$19.16	$16.58	$15.85	$14.81	$14.47
Total return[2]	15.56%	4.61%	7.02%	2.35%	16.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$367	$385	$471	$849	$223
Ratio of expenses to average net assets	2.10%	2.20%	2.17%	2.16%	2.15%
Ratio of net investment loss to average net assets	(0.96)%	(1.24)%	(0.91)%	(1.57)%	(1.44)%
Portfolio turnover rate	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$33.21	$31.67	$28.04	$26.79	$18.98
INVESTMENT OPERATIONS
Net investment loss[1]	(0.07)	(0.19)	(0.27)	(0.30)	(0.22)
Net gain on investments and futures contracts (both realized and unrealized)	6.10	1.73	3.90	1.55	8.03
Total from investment operations	6.03	1.54	3.63	1.25	7.81
Net asset value, end of year	$39.24	$33.21	$31.67	$28.04	$26.79
Total return[2]	18.16%	4.86%	12.95%	4.67%	41.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$173,327	$228,798	$290,509	$364,298	$407,262
Ratio of expenses to average net assets	1.25%	1.35%	1.39%	1.40%	1.38%
Ratio of net investment loss to average net assets	(0.19)%	(0.56)%	(0.87)%	(1.08)%	(1.04)%
Decrease reflected in above operating expense ratios due to waivers	0.00%[3]	0.03%	—	—	—
Portfolio turnover rate	278%	69%	79%	106%	68%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  This amount represents less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$30.70	$29.42	$26.18	$25.14	$17.90
INVESTMENT OPERATIONS
Net investment loss[1]	(0.23)	(0.33)	(0.40)	(0.41)	(0.31)
Net gain on investments and futures contracts (both realized and unrealized)	5.62	1.61	3.64	1.45	7.55
Total from investment operations	5.39	1.28	3.24	1.04	7.24
Net asset value, end of year	$36.09	$30.70	$29.42	$26.18	$25.14
Total return[2]	17.56%	4.35%	12.38%	4.14%	40.45%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$10,892	$16,250	$24,851	$26,474	$40,322
Ratio of expenses to average net assets	1.75%	1.85%	1.89%	1.90%	1.88%
Ratio of net investment loss to average net assets	(0.68)%	(1.06)%	(1.37)%	(1.58)%	(1.53)%
Decrease reflected in above operating expense ratio due to waivers	0.01%	0.03%	—	—	—
Portfolio turnover rate	278%	69%	79%	106%	68%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$32.73	$31.29	$27.77	$26.60	$18.90
INVESTMENT OPERATIONS
Net investment loss[1]	(0.15)	(0.27)	(0.34)	(0.38)	(0.33)
Net gain on investments and futures contracts (both realized and unrealized)	6.01	1.71	3.86	1.55	8.03
Total from investment operations	5.86	1.44	3.52	1.17	7.70
Net asset value, end of year	$38.59	$32.73	$31.29	$27.77	$26.60
Total return[2]	17.90%	4.60%	12.68%	4.40%	40.74%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$345	$555	$688	$567	$75
Ratio of expenses to average net assets	1.50%	1.60%	1.64%	1.65%	1.63%
Ratio of net investment loss to average net assets	(0.42)%	(0.81)%	(1.12)%	(1.33)%	(1.36)%
Decrease reflected in above operating expense ratios due to waivers	0.01%	0.03%	—	—	—
Portfolio turnover rate	278%	69%	79%	106%	68%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2007	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$32.10	$30.91	$27.64	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.43)	(0.50)	(0.58)	(0.38)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	5.87	1.69	3.85	(1.08)
Total from investment operations	5.44	1.19	3.27	(1.46)
Net asset value, end of period	$37.54	$32.10	$30.91	$27.64
Total return[3]	16.95%	3.85%	11.83%	(5.02)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$124	$80	$55	$7
Ratio of expenses to average net assets	2.25%	2.35%	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(1.22)%	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers	0.00%[5]	0.03%	—	—
Portfolio turnover rate	278%	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2007	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$32.10	$30.91	$27.67	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.40)	(0.51)	(0.62)	(0.38)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	5.89	1.70	3.86	(1.05)
Total from investment operations	5.49	1.19	3.24	(1.43)
Net asset value, end of period	$37.59	$32.10	$30.91	$27.67
Total return[3]	17.10%	3.85%	11.71%	(4.91)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1	$1	$1	$1
Ratio of expenses to average net assets	2.16%	2.35%	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(1.15)%	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers	0.00%[5]	0.03%	—	—
Portfolio turnover rate	278%	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
October 31, 2007

Note 1. Organization

The Credit Suisse Funds covered in this report are Credit Suisse Large Cap Growth Fund ("Large Cap Growth") and Credit Suisse Mid-Cap Core Fund ("Mid-Cap Core"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Large Cap Growth was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Core was incorporated under the laws of the State of Maryland on November 12, 1987. Effective December 1, 2006, the name of Large Cap Growth and Mid-Cap Core was changed from Credit Suisse Capital Appreciation Fund and Credit Suisse Mid-Cap Growth Fund, Inc., respectively.

Investment objectives for each Fund are as follows: Large Cap Growth seeks long-term capital appreciation and Mid-Cap Core seeks maximum capital appreciation.

Large Cap Growth and Mid-Cap Core each offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. The Funds' Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by the funds to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any,

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America + ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Funds may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by each Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit and

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

subsequent payments may be required for a futures transaction. At October 31, 2007, the Funds had no open futures contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2007, total earnings from the Fund's investments in cash collateral received in connection with Large Cap Growth and Mid-Cap Core's securities lending arrangements were $598,723, and $1,997,034, respectively of which $570,109, and $1,913,217, respectively, were rebated to borrowers (brokers). The Funds retained $23,356 and $68,094 in income, respectively, from the cash collateral investment and SSB, as lending agent, was paid $5,258 and $15,723, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income is earned or gains are realized.

The Funds may each invest up to 10% of their total assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by such Fund or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser to each Fund. For its investment advisory services, effective December 1, 2006, Credit Suisse agreed to change the investment advisory fee of Large Cap Growth from 0.70% to 0.50%, and Mid-Cap Core from 0.90% to 0.70%.

For the year ended October 31, 2007, investment advisory fees earned and voluntarily waived for the Funds were as follows:

Fund	Gross Advisory Fee	Waiver	Net Advisory Fee
Large Cap Growth	$645,967	$—	$645,967
Mid-Cap Core	1,455,716	(10,055)	1,445,661

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2007.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as each Fund's co-administrators. For co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the year ended October 31, 2007, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$112,323
Mid-Cap Core	184,003

Effective December 1, 2006, the co-administration fee was reduced from an annual rate of 0.10% to 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 3. Transactions with Affiliates and Related Parties

co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2007, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$47,271
Mid-Cap Core	74,006

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Advisor Class shares of each Fund, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the year ended October 31, 2007, the Funds reimbursed Credit Suisse the following amounts, which are included in each Fund's transfer agent expense as follows:

Fund	Amount
Large Cap Growth	$172,910
Mid-Cap Core	418,986

For the year ended October 31, 2007, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares were as follows:

Fund	Amount
Large Cap Growth	$67
Mid-Cap Core	579

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2007, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Growth	$53,077
Mid-Cap Core	59,180

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2007, the Funds had no loans outstanding under the Credit Facility. During the year ended October 31, 2007, the Funds had borrowings under the Credit Facility as follows:

Fund	Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
Large Cap Growth	$2,734,667	5.787%	$17,262,000
Mid-Cap Core	1,839,800	5.789%	3,672,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Growth	$199,560,102	$284,805,671
Mid-Cap Core	558,160,661	640,089,639

Note 6. Capital Share Transactions

Large Cap Growth is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Mid-Cap Core has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million as Class B shares and 500 million as Class C

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

	Large Cap Growth
	Common Class
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	282,143	$5,214,306	1,468,210	$25,296,214
Shares issued in reinvestment of dividends	—	—	15,679	273,440
Shares redeemed	(5,498,174)	(98,903,891)	(8,737,598)	(150,202,889)
Net decrease	(5,216,031)	$(93,689,585)	(7,253,709)	$(124,633,235)
	Advisor Class
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	22,088	$390,930	47,052	$776,035
Shares redeemed	(63,194)	(1,090,649)	(160,414)	(2,630,878)
Net decrease	(41,106)	$(699,719)	(113,362)	$(1,854,843)
	Class A
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	11,869	$224,926	19,876	$345,049
Shares redeemed	(24,943)	(457,716)	(39,749)	(673,168)
Net decrease	(13,074)	$(232,790)	(19,873)	$(328,119)
	Class B
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	4,217	$74,429	7,306	$124,023
Shares redeemed	(19,372)	(342,551)	(16,657)	(263,106)
Net decrease	(15,155)	$(268,122)	(9,351)	$(139,083)
	Class C
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	100	$1,689	2,445	$39,649
Shares redeemed	(4,177)	(72,004)	(8,917)	(147,371)
Net decrease	(4,077)	$(70,315)	(6,472)	$(107,722)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

	Mid-Cap Core
	Common Class
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	232,585	$8,402,238	539,432	$18,141,030
Shares redeemed	(2,704,762)	(95,575,240)	(2,824,066)	(94,597,711)
Net decrease	(2,472,177)	$(87,173,002)	(2,284,634)	$(76,456,681)
	Advisor Class
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	75,932	$2,519,639	74,305	$2,313,885
Shares redeemed	(303,466)	(9,956,296)	(389,670)	(12,129,400)
Net decrease	(227,534)	$(7,436,657)	(315,365)	$(9,815,515)
	Class A
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	2,198	$77,462	4,742	$163,111
Shares redeemed	(10,217)	(356,499)	(9,792)	(319,967)
Net decrease	(8,019)	$(279,037)	(5,050)	$(156,856)
	Class B
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	1,759	$59,953	1,686	$55,512
Shares redeemed	(927)	(31,714)	(998)	(31,967)
Net increase	832	$28,239	688	$23,545
	Class C
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	84	$3,000	—	$—
Shares redeemed	(84)	(2,909)	—	—
Net increase	—	$91	—	$—

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

On October 31, 2007, the number of shareholders that held 5% or more of the outstanding shares of each Fund were as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Growth
Common	4	43%
Advisor	5	86%
Class A	5	78%
Class B	5	62%
Class C	5	95%
Mid-Cap Core
Common	5	63%
Advisor	1	84%
Class A	3	77%
Class B	7	94%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2007 and 2006 by the Funds were as follows:

	Ordinary Income
Fund	2007	2006
Large Cap Growth	$—	$277,859
Mid-Cap Core	—	—

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred due to wash sales. At October 31, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:

	Large Cap Growth	Mid-Cap Core
Accumulated realized loss	$(289,145,132)	$(104,573,087)
Unrealized appreciation	14,515,322	14,483,063
Undistributed net investment income	12,277	—
	$(274,617,533)	$(90,090,024)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 7. Federal Income Taxes

At October 31, 2007, the Funds had capital loss carryforwards available to offset possible future capital gains were as follows:

	Expires October 31,
Fund	2009	2010	2011
Large Cap Growth	$64,662,199	$186,923,215	$37,559,718
Mid-Cap Core	79,903,162	24,669,925	—

During the tax year ended October 31, 2007, Large Cap Growth and Mid-Cap Core have utilized $31,365,558 and $49,565,665 of the capital loss carryforwards, respectively.

As of October 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Growth	$113,255,923	$17,187,669	$(2,672,346)	$14,515,323
Mid-Cap Core	207,017,534	25,239,001	(10,755,936)	14,483,065

At October 31, 2007, accumulated undistributed net investment income, accumulated net realized gain (loss) on investments and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and real estate investments trusts reclassifications. Net assets were not affected by these reclassifications:

Fund	Paid-In Capital	Accumulated Net Realized Gain (Loss) on Investments	Undistributed Net Investment Income
Large Cap Growth	$—	$5,576	$(5,576)
Mid-Cap Core	(476,447)	36,729	439,718

Note 8. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2007

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. On December 22, 2006, the SEC indicated that they would not object if the Funds implement FIN 48 in the first required financial statement reporting period for their fiscal year beginning after December 15, 2006. Management is evaluating the application of the Interpretation to the Funds and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

Credit Suisse Funds
Report of Independent Registered Public Accounting Firm

To the Board of Directors/Trustees and Shareholders of
Credit Suisse Large Cap Growth Fund and
Credit Suisse Mid-Cap Core Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Growth Fund and Credit Suisse Mid-Cap Core Fund (hereafter referred to as the "Funds") at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 26, 2007

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Independent Directors/ Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director/ Trustee, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	36	Director of Epoch Holding Corporation
(an investment management and investment advisory services company); Director of The Adams Express Company
(a closed-end investment company); Director of Petroleum and Resources Corporation
					(a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1932)	Director/ Trustee, Nominating and Audit Committee Member	Since 1999	Currently retired	29	None

1  Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Independent Directors/ Trustees

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director/ Trustee, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	29	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan, Inc. (smelting and refining of nonferrous metals company).

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director/ Trustee, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	29	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors/ Trustees, Nominating Committee Chairman and Audit Committee Member	Director/ Trustee since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	36	Director of iCAD, Inc. (surgical
and medical instruments
and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC.
(plywood
manufacturing
					company).

2  Mr. Garten was initially appointed as a Director/Trustee of the Fund on February 6, 1998. He resigned as Director/Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Interested Director/ Trustee

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1954)	Director/ Trustee	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	29	None

3   Mr. Kenneally is a Director/Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Lawrence D. Haber c/o Credit Suisse Asset Management, LLC. Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1951)	Chief Executive Officer and President	Since 2007	Managing Director and Chief Operating Officer of Credit Suisse; Member of Credit Suisse's Management Committee; Chief Financial Officer of Merrill Lynch Investment Managers from 1997 to 2003.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse;
Associated with Credit Suisse since July 2003;
Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1965)	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQGTH-AR-1007

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2007. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2007.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport. Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2006 and October 31, 2007.

	2006	2007
Audit Fees	$33,788	$34,802
Audit-Related Fees(1)	$3,245	$3,340
Tax Fees(2)	$2,515	$2,590
All Other Fees	—	—
Total	$39,548	$40,732

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,245 for 2006 and $3,340 for 2007).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007.

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

2

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2006 and October 31, 2007 were $5,760 and $5,930, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

4

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/ :Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 8, 2008

6